UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phillips Financial Management, LLC
Address: 6920 Pointe Inverness Way, Suite 230
         Fort Wayne, IN  46804

13F File Number:  28-11590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeanine M. Herold
Title:     Chief Compliance Officer
Phone:     (260) 420-7732

Signature, Place, and Date of Signing:

      /s/  Jeanine M. Herold     Fort Wayne, IN     October 26, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $130,058 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                DJUBS CMDT ETN36 06738C778      425    11317 SH       SOLE                        0        1    11317
GENERAL ELECTRIC CO            COM              369604103      293    17563 SH       SOLE                        0        3    17563
ISHARES INC                    MSCI PAC J IDX   464286665      764    19008 SH       SOLE                        0        3    19008
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107     1214    42217 SH       SOLE                        0        4    42217
ISHARES TR INDEX               S&P SMLCAP 600   464287804      808    15247 SH       SOLE                        0        6    15247
ISHARES TR INDEX               MSCI EAFE IDX    464287465    12542   229450 SH       SOLE                        0        2   229450
ISHARES TR INDEX               BARCLY USAGG B   464287226     2564    24478 SH       SOLE                        0        0    24478
ISHARES TR INDEX               IBOXX INV CPBD   464287242     1077    10088 SH       SOLE                        0       12    10088
ISHARES TR INDEX               DJ SEL DIV INX   464287168      946    22699 SH       SOLE                        0        2    22699
ISHARES TR INDEX               S&P SMLCP VALU   464287879     7940   138933 SH       SOLE                        0        7   138933
ISHARES TR INDEX               S&P 500 VALUE    464287408    15493   300887 SH       SOLE                        0        8   300887
ISHARES TR INDEX               S&P MIDCAP 400   464287507    18549   267627 SH       SOLE                        0        5   267627
ISHARES TR INDEX               S&P EURO PLUS    464287861      761    19773 SH       SOLE                        0        5    19773
ISHARES TR INDEX               S&P 500 INDEX    464287200    14215   133703 SH       SOLE                        0        8   133703
ISHARES TR INDEX               RUSSELL MIDCAP   464287499     1933    24588 SH       SOLE                        0       10    24588
ISHARES TR INDEX               RUSL 2000 VALU   464287630      790    13773 SH       SOLE                        0       10    13773
ISHARES TR INDEX               RUSSELL1000VAL   464287598     1187    21240 SH       SOLE                        0        9    21240
ISHARES TR INDEX               RUSSELL 1000     464287622     1672    28675 SH       SOLE                        0        9    28675
ISHARES TR INDEX               S&P MIDCP VALU   464287705      717    11297 SH       SOLE                        0        6    11297
JPMORGAN CHASE & CO            COM              46625H100     1188    26480 SH       SOLE                        0       11    26480
LINCOLN NATL CORP IND          COM              534187109     3118   119844 SH       SOLE                        0       11   119844
SPDR INDEX SHS FDS             S&P WRLD EX US   78463X889      447    18980 SH       SOLE                        0        4    18980
SPDR SERIES TRUST              BARCL CAP TIPS   78464A656      630    12463 SH       SOLE                        0        7    12463
SPDR TR                        UNIT SER 1       78462F103     2180    20566 SH       SOLE                        0       14    20566
US BANCORP DEL                 COM NEW          902973304      765    35157 SH       SOLE                        0       14    35157
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835     2783    35012 SH       SOLE                        0        0    35012
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     1038    12969 SH       SOLE                        0        1    12969
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     2234    46286 SH       SOLE                        0       19    46286
VANGUARD INDEX FDS             VALUE ETF        922908744     3350    72198 SH       SOLE                        0       19    72198
VANGUARD INDEX FDS             STK MRK ETF      922908769      815    15145 SH       SOLE                        0       18    15145
VANGUARD INDEX FDS             EXTEND MKT ETF   922908652      540    12922 SH       SOLE                        0       20    12922
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     3132    57776 SH       SOLE                        0       15    57776
VANGUARD INDEX FDS             REIT ETF         922908553     3539    84570 SH       SOLE                        0       17    84570
VANGUARD INDEX FDS             MID CAP ETF      922908629     5115    89622 SH       SOLE                        0       17    89622
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     5674   131824 SH       SOLE                        0       16   131824
VANGUARD INTL EQUITY INDEX F   PACIFIC ETF      922042866      925    17756 SH       SOLE                        0       18    17756
VANGUARD INTL EQUITY INDEX F   EURPEAN ETF      922042874     1294    26150 SH       SOLE                        0       16    26150
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     1195    31172 SH       SOLE                        0       20    31172
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858     1657    48360 SH       SOLE                        0       15    48360
VANGUARD WORLD FD              MEGA VALUE 300   921910840     1998    58346 SH       SOLE                        0       13    58346
VANGUARD WORLD FD              MEGA CAP INDEX   921910873     2302    62738 SH       SOLE                        0       12    62738
WILLIAMS COS INC DEL           COM              969457100      249    13698 SH       SOLE                        0       21    13698
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